Submission	Jun. 04, 2025
Submission [Line Items]
Central Index Key	0001267565
Registrant Name	COLLEGIUM PHARMACEUTICAL, INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES